Schedule of Reconciliation of Gain (Loss) on Investments (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
		Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024		Mar. 31, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net			$ (1,183)	$ (3,461)	$ (104,521)		$ (51,421)
Gain (loss) on financial instruments, net			(1,183)	(3,461)	(104,521)		(51,421)
Other comprehensive income loss	[1]				13,694
Related Party Public Equity Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net				(3,566)	(3,702)		(63,536)
Gain (loss) on financial instruments, net				(3,566)	(3,702)		(63,536)
Other Public Equity Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net			(757)	(220)	(237)		523
Gain (loss) on financial instruments, net			(757)	(220)	(237)		523
Put Option [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net		$ 700		(2,328)	(3,023)		(3,460)
Gain (loss) on financial instruments, net		$ 700		(2,328)	(3,023)		(3,460)
Warrant [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net			(2)	1,485	2,477
Gain (loss) on financial instruments, net			(2)	1,485	2,477
Prepaid Forward Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net				(92)	(14)
Gain (loss) on financial instruments, net				(92)	(14)
Derivative [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net				1,418	1,581		4,595
Gain (loss) on financial instruments, net				1,418	1,581		4,595
Other Equity Interests [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net			(365)		(63,755)	[2]		[2]
Gain (loss) on financial instruments, net			(365)		(63,755)	[2]		[2]
Other Equity Securities [Member] | Without Readily Determinable Fair Value [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on financial instruments, net			(59)	(158)	(37,848)		10,457
Gain (loss) on financial instruments, net			$ (59)	$ (158)	$ (37,848)		$ 10,457

[1]	Retroactively adjusted the fiscal year ended March 31, 2023 for the de-SPAC merger transaction as described in Note 4.
[2]	Includes realized net gains of $13.7 million related to the Company’s previously classified available-for-sale debt securities upon reclassification from accumulated other comprehensive income during the year ended March 31, 2024.